R6 Shares [Member] Expense Example - R6 Shares [Member] - JPMorgan Europe Dynamic Fund - Class R6	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 934